Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Current assets:
Cash and cash equivalents ( Note 6)	$ 506,468	$ 10,103,385	$ 7,979,972
Accounts receivable:
Related parties (Note 7)	3,641	72,629	23,442
Other accounts receivable, net (Note 8)	28,104	560,640	923,000
Recoverable value added tax and others	46,242	922,458	938,532
Recoverable income tax	23,643	471,652	435,360
Inventories (Note 9)	13,984	278,959	301,908
Prepaid expenses and other current assets (Note 10)	42,631	850,425	781,131
Financial instruments (Notes 3 and 5)	10	206	133,567
Guarantee deposits (Note 11)	57,245	1,141,956	600,327
Total current assets	721,968	14,402,310	12,117,239
Non-current assets:
Rotable spare parts, furniture and equipment, net (Note 12)	364,994	7,281,157	7,385,334
Right-of-use assets (Note 14)	1,720,223	34,316,217	34,128,766
Intangible assets, net (Note 13)	9,603	191,562	167,397
Financial instruments (Notes 3 and 5)	16	326	2,695
Deferred income taxes (Note 19)	156,830	3,128,555	1,542,536
Guarantee deposits (Note 11)	422,320	8,424,738	7,644,421
Other assets	5,975	119,202	165,546
Other long-term assets	16,294	325,046	141,193
Total non-current assets	2,696,255	53,786,803	51,177,888
Total assets	3,418,223	68,189,113	63,295,127
Current liabilities:
Unearned transportation revenue (Note 1d)	293,298	5,850,917	3,679,926
Suppliers	112,275	2,239,736	1,597,099
Related parties (Note 7)	6,266	124,993	58,554
Accrued liabilities (Note 15a)	118,118	2,356,287	2,531,861
Lease liabilities (Note 14)	325,038	6,484,092	4,720,505
Other taxes and fees payable (Note 1q)	112,096	2,236,161	2,102,455
Income taxes payable	201	4,005	140,609
Financial instruments (Notes 3 and 5)	484	9,657
Financial debt (Note 5)	78,144	1,558,884	2,086,017
Other liabilities (Note 15c)	5,074	101,218	407,190
Total current liabilities	1,050,994	20,965,950	17,324,216
Non-current liabilities:
Financial debt (Note 5)	190,276	3,795,749	2,889,952
Accrued liabilities (Note 15b)	3,343	66,698	90,796
Lease liabilities (Note 14)	1,887,163	37,646,450	35,796,540
Other liabilities (Note 15c)	133,727	2,667,683	1,469,595
Employee benefits (Note 16)	2,538	50,627	38,206
Deferred income taxes (Note 19)	10,014	199,771	156,139
Total non-current liabilities	2,227,061	44,426,978	40,441,228
Total liabilities	3,278,055	65,392,928	57,765,444
Equity (Note 18):
Capital stock	171,761	3,426,406	2,973,559
Treasury shares	(11,216)	(223,744)	(169,714)
Contributions for future capital increases		1	1
Legal reserve	14,596	291,178	291,178
Additional paid-in capital	236,618	4,720,221	1,880,007
Retained (losses) earnings	(193,265)	(3,855,379)	438,412
Accumulated other comprehensive (loss) income	(78,326)	(1,562,498)	116,240
Total equity	140,168	2,796,185	5,529,683
Total liabilities and equity	$ 3,418,223	$ 68,189,113	$ 63,295,127